Condensed Financial Statements of the Company (Details) - Schedule of condensed balance sheets - VIEs [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	¥ 10,812
Prepaid expenses and other current assets	7,767
Total assets	18,579
Non-current assets
Investments in subsidiaries and VIEs	222,869	108,639
Total non-current assets and total assets	241,448	108,639
Current liabilities
Amounts due to a related party	10,434	157,663
Bank loan		46,637
Total current liabilities and total liabilities	10,434	204,300
Shareholders’ equity / (deficit)
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 70,488,700 shares issued and outstanding as of December 31, 2020, and 86,838,700 shares issued and outstanding as of December 31, 2021, respectively)	6
Additional paid-in capital	389,199	64,128
Statutory reserves	49,060	41,591
Accumulated other comprehensive loss	462	144
Accumulated deficits	(207,713)	(201,524)
Total shareholders’ equity / (deficit)	231,014	(95,661)
Total liabilities and shareholders’ equity / (deficit)	¥ 241,448	¥ 108,639